GOING CONCERN	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Going Concern [Abstract]
Going Concern [Text Block]
NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.  During the six-months ended August 31, 2011 and August 31, 2010, the Company incurred losses of $7,827,075 and $5,607,040, respectively and had negative cash flows from operating activities of $3,029,535 and $3,770,620, respectively.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to increase profitability from operations, obtain financing, and succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts or classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management has taken the following steps to revise its operating and financial requirements, which it believes are sufficient to provide the Company with the ability to continue as a going concern:

During the next twelve months we intend to continue to expand our AuraGen/Viper business both domestically and internationally. There are four major components necessary to execute a significantly expanding business; (i) augmentation of management and staff, (ii) customers (iii) facilities and equipment, and (iv) working capital.

Over the next 12 months, we plan to add quality assurance and quality control staff, a number of mechanical, electrical and test engineers and some support staff.  We also plan to augment our management team by hiring a chief operating officer and a chief financial officer as well as a few program managers. We also plan to expand our board from five members to seven with the additional members to be outside independent members. We expect to start a search for a CEO as our current CEO indicated his plans to retire.

We are selling systems for all of the applications currently identified in our business model for fiscal 2012. In addition, we are also in the process of enhancing our product line to address an even larger market segment.  We currently provide 5 kW, 8.5 kW and 16 kW solutions and we plan to introduce during the next twelve months a 3 kW DC only solution, a 4kW AC solution, 10/20 kW solution (20 kW is a dual stacked system), 15/30 kW solution (30 kw dual stacked system) and a 60/120 kW 120kW is a dual stacked system) solutions.  While there can be no assurances given that we will complete all the developments described above and be able to commercialize them in the planned time, our business model for fiscal 2013 does not contemplate sales for any product not currently available.

NOTE 11 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.  During the years ended February 28, 2011 and 2010, the Company incurred losses of $11,196,018 and $16,092,777, respectively and had negative cash flows from operating activities of $6,152,868 and $6,285,449, respectively.

During the next twelve months we intend to continue to expand our AuraGen/Viper business both domestically and internationally. There are four major components necessary to execute a significantly expanding business; (i) augmentation of management and staff, (ii) purchase orders, (iii) facilities and equipment, and (iv) working capital.  We plan to add senior quality assurance and quality control staff as well as a number of mechanical and electrical engineers, a number of technicians, and a number of test engineers. We had planned to take these steps in the current fiscal year, but a lack of resources prevented us from doing so. We anticipate being able to fund these additions in the upcoming fiscal year.

We currently have a backlog of approximately $27.25 million consisting of the following elements:(i) South Korean Military approximately $5.0 million (on-going business), (ii) U.S. military approximately $4.5 million (on going business), (iii) Hybrid vehicle applications of approximately $1.5 million (on-going business), (iv) Transport refrigeration systems approximately $16.0 million (agreement with Zanotti)and (v) Misc. applications of approximately $250,000.

To fulfill this backlog, we will need sufficient working capital for (i) daily operations, (ii) purchase of raw materials and subassemblies, (iii) purchase of the required equipment, and (iv) supporting cash flow.  Our cash flow analysis is based on certain assumptions that include 45 days for collection of account receivables after shipment, 30 day terms for accounts payable to vendors and suppliers, and all monthly operational costs paid during the month in which they are incurred.  Based on our business model and projections, as well as historical costs for COGS and other expenses, we determined that the Company will need to raise approximately $10.0 million in new capital. We cannot guarantee, but we plan to raise the required capital through the private placement of equity or convertible debt.

We are selling systems for all of the applications currently identified in our business model for fiscal 2010. In addition, we are also in the process of enhancing our product line to address an even larger market segment.  We currently provide 5 kW, 8.5 kW and 16 kW solutions and we plan to introduce during the next twelve months 4kW, 12 kW, 25 kW and 50 kW solutions.  While there can be no assurances given that we will complete all the developments described above and be able to commercialize them in the planned time, our business model for fiscal 2012 does not contemplate sales for any product not currently available.

If the Company is unable to generate profits and is unable to continue to obtain financing for its working capital requirements, it may have to curtail its business sharply or cease business altogether.

Substantial additional capital resources will be required to fund continuing expenditures related to our research, development, manufacturing and business development activities.  The Company's continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis, to retain its current financing, to obtain additional financing, and ultimately to attain profitability.

Because of our historic net losses and negative working capital position, our independent auditors, in their report on our consolidated financial statements for the year ended February 28, 2011 expressed substantial doubt about our ability to continue as a going concern. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that could result from the outcome of this uncertainty.